UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Management, Inc.
Address:   One Whitehall Street
           New York, NY  10004

Form 13F File Number:   28-6788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Vice President
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             February 12, 2002

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          ----------                 Rexford Offshore, L.L.C.

          28-6350                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    $93,834


List of Other Included Managers:

      No.         Form 13F File Number            Name

      02          ----------                      Rexford Offshore, L.L.C.

      03          28-6350                         Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole   Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ----   ------ ----

Aquila Inc.                           CL A        03840J106    4,482   262,100   Sh         Defined    02,03     262,100   0    0
Bard CR Inc.                           Com        067383109    3,290    51,000   Sh         Defined    02,03      51,000   0    0
Dime Bancorp Inc.                      Com        25429Q102   20,162   558,800   Sh         Defined    02,03     558,800   0    0
Immunex Corp.                          Com        452528102    2,427    87,600   Sh         Defined    02,03      87,600   0    0
Mitchell Energy & Development Corp.   CL A        606592202   14,833   278,300   Sh         Defined    02,03     278,300   0    0
Orion Power Holdings Inc.              Com        686286105   19,460   745,600   Sh         Defined    02,03     745,600   0    0
Telecorp PCS Inc.                     CL A        879300101    5,482   436,800   Sh         Defined    02,03     436,800   0    0
Ultra Diamond Shamrock Corp.           Com        904000106   22,890   449,700   Sh         Defined    02,03     449,700   0    0
Westvaco Corp.                         Com        961548104      808    28,400   Sh         Defined    02,03      28,400   0    0